                       Stradley Ronon Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                            Telephone (215) 564-8000
                               Fax (215) 564-8120
                                www.stradley.com

Jana L. Cresswell
JCresswell@stradley.com
215.564.8048

                                January 18, 2008

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

       Re:    Aberdeen Funds
              File Nos. 333-146680 and 811-22132

Dear Sir/Madam:

     Attached  herewith is  Pre-Effective  Amendment  No. 1 to the  Registration
Statement on Form N-1A (the  "Pre-Effective  Amendment") for Aberdeen Funds (the
"Registrant").  The  Pre-Effective  Amendment is being filed with the Securities and  Exchange  Commission  (the "SEC") via EDGAR  pursuant to Rule 472 under the
Securities Act of 1933, as amended.

     The  Pre-Effective  Amendment is being filed for the purpose of  reflecting certain  modifications  to the  disclosure  contained in the  Prospectus and the
Statement of Additional Information of the Registrant, responding to comments by the  Registrant's  SEC staff examiner,  Mary A. Cole, in a letter dated November
26, 2007. The Registrant's  responses to certain of Ms. Cole's comments are in a separate  letter,  dated  January  18,  2008,  which  is  being  filed  as EDGAR correspondence today.

     Please direct  questions and comments  relating to this filing to me at the above number, or in my absence, to Amy G. Smith, Esq. at (215) 564-8104.

                                             Sincerely,

                                             /s/Jana L. Cresswell
                                             Jana L. Cresswell

cc:     Lucia Sitar, Esq.
        Jennifer Nichols
        Barbara A. Nugent, Esq.